Palm Valley Capital Fund
Schedule of Investments (Unaudited)
March 31, 2024
	Shares	Value
Common Stocks — 12.98%
Animal Slaughtering and Processing — 1.36%
WH Group Ltd. - ADR(a)	273,553	$3,632,784

Clothing and Clothing Accessories Retailers — 0.69%
Carter's, Inc.	21,677	1,835,608

Computer Systems Design and Related Services — 1.55%
Amdocs Ltd.	45,815	4,140,301

Electric Power Generation — 1.34%
Avista Corp.	102,038	3,573,371

Fruit and Vegetable Canning, Pickling, and Drying — 2.18%
Lassonde Industries, Inc. - Class A(a)	53,232	5,846,069

Household and Institutional Furniture Manufacturing — 0.37%
Hooker Furnishings Corp.	41,327	992,261

Lessors of Nonfinancial Intangible Assets — 0.08%
Nathan's Famous, Inc.	2,937	207,940

Lessors of Nonresidential Buildings (except Miniwarehouses) — 0.96%
Equity Commonwealth(b)	135,718	2,562,356

Lessors of Other Real Estate Property — 0.33%
Farmland Partners, Inc.	80,631	895,004

Natural Gas Distribution — 0.54%
Northwest Natural Holding Co.	38,676	1,439,521

Other Insurance Related Activities — 0.03%
Crawford & Co. - Class A	9,637	90,877

Periodical Publishers — 0.81%
John Wiley & Sons, Inc. - Class A	57,084	2,176,613

Temporary Help Services — 2.74%
Kelly Services, Inc. - Class A	113,335	2,837,908
ManpowerGroup, Inc.	16,831	1,306,759
TrueBlue, Inc.(b)	255,032	3,193,000
		7,337,667
Total Common Stocks (Cost $29,544,441)		34,730,372

Exchange Traded Funds — 5.10%
Sprott Physical Gold Trust(a)(b)	306,283	5,298,696
Sprott Physical Silver Trust(a)(b)	1,006,920	8,347,367
Total Exchange Traded Funds (Cost $12,099,098)		13,646,063

Money Market Funds — 14.09%
First American Treasury Obligations Fund, Class X, 5.22%(c)	37,701,324	37,701,324
Total Money Market Funds (Cost $37,701,324)		37,701,324
	Principal Amount
U.S. Treasury Bills — 67.68%
Maturity Date: 04/18/2024, Yield to Maturity: 5.53%	$37,704,000	37,610,370
Maturity Date: 05/30/2024, Yield to Maturity: 5.38%	45,698,000	45,304,245
Maturity Date: 07/11/2024, Yield to Maturity: 5.20%	59,221,000	58,367,000
Maturity Date: 08/22/2024, Yield to Maturity: 5.30%	40,651,000	39,823,199
Total U.S. Treasury Bills (Cost $181,137,082)		181,104,814

Total Investments (Cost $260,481,945) — 99.85%		267,182,573
Other Assets in Excess of Liabilities — 0.15%		388,994
Total Net Assets — 100.00%		$267,571,567

ADR	-American Depositary Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2024.

Investment Valuation

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund.

Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are typically valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the "Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of March 31, 2024:

Palm Valley Capital Fund
	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Assets
Common Stocks	$34,730,372	$–	$–	$34,730,372
Exchange Traded Funds	13,646,063	–	–	13,646,063
Money Market Funds	37,701,324	–	–	37,701,324
U.S. Treasury Bills	–	181,104,814	–	181,104,814
	$86,077,759	$181,104,814	$–	$267,182,573

For the period ended March 31, 2024, there were no transfers into or out of Level 3 securities. Refer to the Schedule of Investments for further information on the classification of investments.